Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Investments accounted for using the equity method
The following table summarizes Investments accounted for using the equity method:

	At December 31,
	2020	2019
	(€ million)
Joint ventures	€1,965	€1,871
Associates	75	94
Other	46	44
Total Investments accounted for using the equity method	€2,086	€2,009
FCA's ownership percentages and the carrying value of investments in joint ventures accounted for under the equity method were as follows:

	Ownership percentage		Investment balance
	At December 31,		At December 31,
	2020	2019	2020	2019
Joint ventures	Ownership percentage		(€ million)
FCA Bank S.p.A.	50.0%	50.0%	€1,738	€1,501
Tofas-Turk Otomobil Fabrikasi A.S.	37.9%	37.9%	181	240
GAC Fiat Chrysler Automobiles Co.	50.0%	50.0%	18	107
Others			28	23
Total			€1,965	€1,871
FCA Bank, a joint venture with Crédit Agricole Consumer Finance S.A. (“CACF”), historically operated in Europe, primarily in Italy, France, Germany, UK and Spain. FCA Bank provided retail and dealer financing and long-term rental services in the automotive sector, directly or through its subsidiaries as a partner of the FCA Group's mass-market vehicle brands and for Maserati vehicles. On July 19, 2019, FCA and Crédit Agricole Consumer Finance agreed to extend the term until December 31, 2024, with automatic renewal unless notice of non-renewal is provided no later than three years before end of the term. A notice of non-renewal would trigger certain put and call rights.
The financial statements of FCA Bank as at and for the year ended December 31, 2020 have not been authorized for issuance as of the date of issuance of the FCA Consolidated Financial Statements. As such, the most recent publicly available financial information is included in the tables below.
The most recently available information was used to estimate FCA's share of FCA Bank net income and net equity.
The following tables include summarized financial information relating to FCA Bank:

	At June 30, 2020	At December 31, 2019
	(€ million)
Financial assets	€24,721	€26,583
Of which: Cash and cash equivalents	620	585
Other assets	5,253	5,123
Financial liabilities	25,145	27,029
Other liabilities	1,454	1,506
Equity (100%)	3,375	3,171
Net assets attributable to owners of the parent	3,317	3,116

Carrying amount of interest in FCA Bank
Group's share of net assets	1,659	1,558
Elimination of unrealized profits and other adjustments	79	(57)
Carrying amount of interest in FCA Bank(1)	€1,738	€1,501
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(1) Amounts as at December 31, 2020 and 2019 respectively.

	Six months ended June 30	Years ended December 31,
	2020	2019	2018
	(€ million)
Interest and similar income	€441	€930	€903
Interest and similar expenses	116	237	(242)
Income tax expense	75	171	(159)
Profit from continuing operations	225	467	388
Net profit	225	467	388

Net profit attributable to owners of the parent (A)	222	460	383
Other comprehensive income/(loss) attributable to owners of the parent (B)	(21)	7	(5)
Total Comprehensive income attributable to owners of the parent (A+B)	€201	€467	€378
Group’s share of net profit(1)	€247	€229	€192
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(1) Amounts for the years ended December 31, 2020, 2019 and 2018 respectively
Tofas-Turk Otomobil Fabrikasi A.S. (“Tofas”), FCA’s joint venture with Koç Holding, is registered with the Turkish Capital Market Board and listed on the İstanbul Stock Exchange. At December 31, 2020, the fair value of the FCA Group’s interest in Tofas was €713 million (€764 million at December 31, 2019).
GAC Fiat Chrysler Automobiles Co. (“GAC FCA JV”), FCA’s joint venture with Guangzhou Automobile Group Co., Ltd., historically locally produced Jeep vehicles for the Chinese market.
The FCA Group's proportionate share of the earnings of its joint ventures, associates and interests in unconsolidated subsidiaries accounted for using the equity method is included within Result from investments in the Consolidated Income Statement. The following table summarizes the share of profits of equity method investees included within Result from investments:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Joint Ventures	€185	€200	€221
Associates	(8)	(2)	6
Other	7	10	13
Total Share of the profit of equity method investees	€184	€208	€240
Immaterial Joint Ventures and Associates
The aggregate amounts recognized for the FCA Group’s share in all individually immaterial joint ventures and associates accounted for using the equity method were as follows:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Joint ventures:
(Loss)/profit from continuing operations	€(62)	€(28)	€27
Net (loss)/profit	(62)	(28)	27
Other comprehensive loss	(80)	(19)	(91)
Total Other comprehensive (loss)/income	€(142)	€(47)	€(64)

Associates:
(Loss)/income from continuing operations	€(8)	€(2)	€6
Net (loss)/income	(8)	(2)	6
Other comprehensive loss	(9)	—	(3)
Total Other comprehensive (loss)/income	€(17)	€(2)	€3